Components and Changes of Direct Restructuring Accruals (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Other current liabilities	$ 45	$ 63	$ 53
Other noncurrent liabilities	$ 9	$ 11	$ 28